FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Provisions detail for the debt instruments portfolio using the expected credit losses model (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 29,553,003	$ 16,822,754
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	28,964,796	15,594,330
Debt instruments | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,393,582	7,923,581	$ 6,811,666
Debt instruments | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,154,601	4,018,724
Debt instruments | Amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,193,727	4,030,462
Debt instruments | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(39,126)	(11,738)
Debt instruments | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,238,981	3,904,857
Debt instruments | Stage 1 | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	13,237,154	7,827,746	6,785,507
Debt instruments | Stage 1 | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	4,998,173	3,922,889
Debt instruments | Stage 1 | Amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	5,032,673	3,933,039
Debt instruments | Stage 1 | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(34,500)	(10,150)
Debt instruments | Stage 1 | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,238,981	3,904,857
Debt instruments | Stage 2 | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	156,428	95,835	$ 26,159
Debt instruments | Stage 2 | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	156,428	95,835
Debt instruments | Stage 2 | Amortized cost | Gross carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	161,054	97,423
Debt instruments | Stage 2 | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ (4,626)	$ (1,588)